Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenue	$ 620,228	$ 695,137	$ 1,335,330	$ 1,369,989
Costs and expenses:
Direct costs	445,833	490,656	951,126	966,153
Selling, general and administrative expense	83,499	83,203	170,695	165,115
Depreciation and amortization	15,858	15,188	32,180	30,685
Restructuring	18,089	0	18,089	0
Total costs and expenses	563,279	589,047	1,172,090	1,161,953
Income from operations	56,949	106,090	163,240	208,036
Interest income	441	1,780	2,250	3,525
Interest expense	(3,220)	(3,199)	(6,401)	(6,553)
Income before provision for income taxes	54,170	104,671	159,089	205,008
Provision for income taxes	(6,410)	(12,456)	(19,000)	(24,496)
Net income	47,760	92,215	140,089	180,512
Net income attributable to noncontrolling interest	0	(358)	(633)	(358)
Net income attributable to the Group	$ 47,760	$ 91,857	$ 139,456	$ 180,154
Net income per Ordinary Share attributable to the Group (note 10):
Basic (USD per share)	$ 0.91	$ 1.70	$ 2.55	$ 3.34
Diluted (USD per share)	$ 0.90	$ 1.69	$ 2.51	$ 3.31
Weighted average number of Ordinary Shares outstanding:
Basic (in shares)	52,570,104	53,957,446	52,959,229	53,901,427
Diluted (in shares)	53,028,567	54,449,117	53,691,138	54,355,705